Schedule of finance lease (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable [Member]
IfrsStatementLineItems [Line Items]
Lease expenses (income)		R$ 55	R$ 40	R$ 19
Sublease Rentals [Member]
IfrsStatementLineItems [Line Items]
Lease expenses (income)	[1]	R$ (241)	R$ (196)	R$ (210)

[1]	Refers to revenues from lease agreements from commercial shopping malls and spaces rented in the stores.